PROFIT BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
PROFIT BEFORE INCOME TAX
Schedule of analysis of profit before income tax

	2017	2018	2019
Purchase of inventories in relation to trading activities	98,282,748	85,443,397	104,928,962
Raw materials and consumables used, and changes in work-in-progress and finished goods	34,550,042	43,197,855	35,573,467
Power and utilities	17,274,948	17,650,214	16,755,424
Depreciation of right-of-use assets	—	—	1,075,825
Depreciation and amortization (Other than depreciation of right-of-use assets)	7,064,747	8,055,753	7,714,418
Employee benefit expenses (Note 29)	6,975,281	7,433,027	7,773,170
Repairs and maintenance	1,716,940	1,750,194	1,867,160
Transportation expenses	1,768,604	1,893,659	950,716
Logistic cost	1,894,061	2,794,733	2,469,531
Taxes other than income tax expense (Note (i))	858,344	936,546	904,088
Rental expenses for land use rights and buildings	497,356	649,640	—
Packaging expenses	267,547	261,626	277,785
Research and development expenses	498,234	626,873	940,828
Auditors’ remuneration expense (Note (ii))	31,815	30,852	33,337

Note:

(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duties.

(ii)

During the year ended December 31, 2019, auditors’ remuneration included audit and non-audit services provided by Ernst & Young, including Ernst & Young, Hong Kong and Ernst & Young Hua Ming LLP, amounting to RMB27.8 million (2017:RMB23.1 million, 2018: RMB26.7 million), and services provided by other auditors.